Restricted cash and cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2023
Restricted cash and cash and bank balances
Schedule of cash and cash equivalents

	2022	2023
	RMB’000	RMB’000
Restricted cash	1,547	—

	2022	2023
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	12,138	62,320
Cash on hand	23	16
Total	12,161	62,336

Schedule of cash and cash equivalents for consolidated statement

	2022	2023
	RMB’000	RMB’000
Cash and cash equivalents	12,161	62,336

Schedule of cash and cash equivalents denominated in currencies

	2022	2023
	RMB’000	RMB’000
RMB	10,857	62,278
US dollars	96	47
Hong Kong dollars	5	11
Singapore dollars	2,750	—
	13,708	62,336